Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Cash flows from operating activities
Net loss	$ (243,566)	$ (315,197)	$ (508,113)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	156	202	1,994
Amortization of right-of-use assets	161,886	209,497	118,102
Provision for doubtful accounts			183,732
Deferred tax (benefit) expenses	39,993	51,755	(12,860)
Changes in operating assets and liabilities
Accounts receivable, net	(6,118)	(7,917)	(202,981)
Contract assets	(842,635)	(1,090,454)	596,515
Accounts receivable due from a related party			19,901
Prepaid expense and other current assets, net	(390,841)	(505,787)	(102,692)
Accounts payable	(159,804)	(206,808)	(1,338,924)
Other payables and accruals	(24,334)	(31,491)	(177,023)
Contract liabilities	(14,028)	(18,153)
Lease liabilities	(143,935)	(186,265)	(93,813)
Net cash used in operating activities	(1,623,226)	(2,100,618)	(1,516,162)
Cash flows from investing activities
Prepayment for exclusive patent license and development rights	(400,000)	(517,640)
Proceeds from repayment of loans made to third party	745,692	965,000	1,300,000
Net cash provided by investing activities	345,692	447,360	1,300,000
Cash flows from financing activities
Proceeds from related parties	100,456	130,000	999,610
Repayment of amount to related parties	(345,816)	(447,520)	(758,027)
Repayment of loans and borrowings	(82,385)	(106,614)	(146,701)
Payments for finance lease liabilities	(19,385)	(25,086)	(25,086)
Net cash provided by (used in) financing activities	(347,130)	(449,220)	69,796
Effect of foreign exchange on cash	14,519	18,789	(293,535)
Net changes in cash	(1,610,145)	(2,083,689)	(439,901)
Cash at beginning of the period	2,942,428	3,807,796	3,373,424
Cash at end of the period	1,332,283	1,724,107	2,933,523
Supplement disclosures of cash flow information:
Interest paid	31,900	41,281	$ 31,085
Accrued interest on borrowings from a related party	$ 13,445	$ 17,399